Interest in Other Entities (Details) - Schedule of statement of financial position - ScoutCam Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Interest in Other Entities (Details) - Schedule of statement of financial position [Line Items]
Current assets	$ 20,212	$ 4,029
Non-current assets	3,334	1,866
Current liabilities	1,309	772
Non-current liabilities	2,621	1,159
Equity	$ 19,616	$ 3,964